BUSINESS COMBINATION - Pro forma financial information (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Revenue		$ 4,763,716	$ 1,883,129	$ 713,293
Net loss		$ (340,667)	$ (231,865)	$ (86,244)
OS National LLC
Business Acquisition [Line Items]
Revenue	$ 3,508,062
Net loss	$ (248,945)